INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Tax at statutory rates	$ 1,658	$ 1,607	$ 1,471
Increase (decrease) in tax resulting from:
Tax-exempt income	(161)	(179)	(199)
Other	(45)	3	(1)
Total income tax expense	$ 1,452	$ 1,431	$ 1,271